33 Financial results (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income	R$ 600,184	R$ 850,554	R$ 589,052
Financial expenses	(4,913,365)	(3,882,785)	(3,007,551)
Exchange rate variations, net	(5,298,711)	(1,724,520)	(2,256,983)
Finance income (cost)	(9,611,892)	(4,756,751)	(4,675,482)
Interest income [member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income	481,059	708,542	530,007
Other financial income [member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income	119,125	142,012	59,045
Interest expenses [member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	(2,928,803)	(2,191,765)	(2,084,780)
Monetary variations on fiscal debts [member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	(138,410)	(232,612)	(33,429)
Discounts granted [member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	(81,920)	(80,404)	(141,223)
Loans transaction costs [member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	(172,269)	(465,000)	(89,982)
Adjustment to present value [member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	(225,889)	(348,930)	(296,065)
Interest expense on leases [member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	(164,166)	(137,903)
Losses on derivatives [member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	(809,150)	(115,050)	(58,102)
Other financial expenses [member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	(392,758)	(311,121)	(303,970)
Financial assets [member]
DisclosureOfFinancialResultsLineItems [Line Items]
Exchange rate variations, net	336,527	(31,137)	1,268,741
Financial liabilities [member]
DisclosureOfFinancialResultsLineItems [Line Items]
Exchange rate variations, net	R$ (5,635,238)	R$ (1,693,383)	R$ (3,525,724)